Marketable Securities	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Marketable Securities

Note 5 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2013 and 2014 are classified as “held-to-maturity” and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2014
Held to maturity:
Corporate debt securities
Current	15,328	-	(69)	15,259
Non-Current	20,536	-	(271)	20,265

	35,864	-	(340)	35,524

At December 31, 2013
Held to maturity:
Corporate debt securities and
government debt securities
Current	15,015	20	(76)	14,959
Non-Current	24,617	69	(167)	24,519

	39,632	89	(243)	39,478

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of US$ 391 thousand and US$ 339 thousand as of December 31, 2013 and 2014 respectively.

Activity in marketable securities in 2014	US$ thousands

Balance at January 1, 2014	39,632

Purchases of marketable securities	11,740
Discount of marketable securities	(758)
Proceeds from maturity of marketable securities	(14,750)
Balance at December 31, 2014	35,864

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities	(170)	18,936	(170)	15,573	(340)	34,509

The unrealized losses on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.